SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 59.40%
Basic Materials — 2.41%
$350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.27%, 11/15/23(a)	$354,709
250,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	249,918
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	97,974
200,000	Nutrien Ltd., 3.15%, 10/1/22	202,499
325,000	Westlake Chemical Corp., 0.88%, 8/15/24	320,146
		1,225,246
Communications — 2.63%
175,000	AT&T, Inc., 0.90%, 3/25/24	174,338
400,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	405,983
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	536,167
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	221,749
		1,338,237
Consumer, Cyclical — 4.10%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	197,722
175,000	Brunswick Corp., 0.85%, 8/18/24	172,600
350,000	Daimler Finance North America LLC, 0.75%, 3/1/24(b)	346,659
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	520,310
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	175,736
150,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	156,050
250,000	Lennar Corp., 4.75%, 11/15/22	255,976
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	258,425
		2,083,478
Consumer, Non-cyclical — 9.68%
400,000	AbbVie, Inc., 3.25%, 10/1/22	405,065
250,000	AbbVie, Inc., 3.45%, 3/15/22	250,286
200,000	Baxter International, Inc., 1.92%, 2/1/27(b)	200,830
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.21%, 6/6/22(a)	125,410
182,000	Becton Dickinson and Co., 3.36%, 6/6/24	190,597
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.01%, 7/15/23(a)	353,022
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	272,807
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	263,606
225,000	Global Payments, Inc., 1.50%, 11/15/24	225,101
500,000	HCA, Inc., 5.88%, 5/1/23	529,364
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	249,846
175,000	Humana, Inc., 0.65%, 8/3/23	174,176
200,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27(b)	199,040
400,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	391,197
275,000	PerkinElmer, Inc., 0.85%, 9/15/24	271,181

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$350,000	Thermo Fisher Scientific, Inc., (SOFR RATE + 0.530%), 0.58%, 10/18/24(a)	$350,276
225,000	Viatris, Inc., 1.13%, 6/22/22	225,504
240,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	239,461
		4,916,769
Energy — 7.19%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	100,974
400,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	397,142
225,000	Enbridge, Inc., 0.55%, 10/4/23	223,528
500,000	Enbridge, Inc., 2.50%, 1/15/25	514,548
250,000	Energy Transfer LP, 4.50%, 4/15/24	265,365
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	213,339
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	124,699
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	270,463
250,000	ONEOK Partners LP, 5.00%, 9/15/23	263,433
275,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	271,640
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	502,342
500,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	504,763
		3,652,236
Financial — 17.54%
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	359,629
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	538,290
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	245,514
125,000	Athene Global Funding, 1.73%, 10/2/26(b)	123,013
400,000	Bank of America Corp., 3.00%, 12/20/23(c)	408,283
500,000	Barclays Plc, 3.68%, 1/10/23	500,242
375,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(b)	375,107
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	566,252
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	155,750
250,000	CIT Group, Inc., 4.75%, 2/16/24	264,549
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	350,518
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	169,665
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	365,074
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	518,347
350,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	350,144
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	271,982
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	324,189
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(c)	197,172
400,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	399,071
250,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	249,010
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	149,359
250,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(c)	252,797
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	197,582
250,000	HSBC Holdings Plc, 3.60%, 5/25/23	259,312

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$100,000	Jackson Financial, Inc., 1.13%, 11/22/23(b)	$99,854
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.01%, 7/23/24(a)	201,690
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	492,914
375,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	381,051
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	148,762
		8,915,122
Industrial — 3.92%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	362,948
200,000	Boeing Co. (The), 1.43%, 2/4/24	199,796
150,000	Boeing Co. (The), 2.20%, 2/4/26	149,976
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	294,182
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23(b)	297,471
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	420,843
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	264,618
		1,989,834
Technology — 5.72%
80,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	84,519
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26(b)	253,599
375,000	Leidos, Inc., 2.95%, 5/15/23	384,014
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	371,850
100,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	98,280
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	261,794
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	103,334
300,000	Qorvo, Inc., 1.75%, 12/15/24(b)	300,245
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	231,031
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	124,493
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	200,165
250,000	VMware, Inc., 1.00%, 8/15/24	247,790
225,000	Western Digital Corp., 4.75%, 2/15/26	246,686
		2,907,800
Utilities — 6.21%
275,000	Ameren Corp., 1.95%, 3/15/27	276,130
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	397,868
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	273,815
250,000	CenterPoint Energy, Inc., 1.45%, 6/1/26	245,873
150,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	157,265
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	367,193
280,000	Emera US Finance LP, 0.83%, 6/15/24	274,616
500,000	Evergy, Inc., 2.45%, 9/15/24	512,712

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$325,000	OGE Energy Corp., 0.70%, 5/26/23	$323,743
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	324,831
		3,154,046

Total Corporate Bonds		30,182,768
(Cost $30,162,308)
Asset Backed Securities — 28.09%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	248,034
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	127,555
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	464,077
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	312,580
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	477,509
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	310,708
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	344,300
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	254,781
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	316,422
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	177,956
470,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	469,326
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	429,906
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	176,499
470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	462,390
141,169	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	142,111
136,770	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	137,531
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	50,745
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	176,380
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	397,459
200,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	194,099
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	298,647

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	$180,401
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	579,400
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	376,581
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	415,987
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	122,069
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	81,095
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	60,905
325,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	321,541
425,702	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	417,178
320,000	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	317,706
250,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.87%, 10/17/29(a),(b)	249,675
150,947	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	151,676
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	81,067
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	397,919
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	399,219
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	198,700
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	504,050
495,831	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	515,369
795,325	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	794,956
525,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	533,445
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	310,766
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	495,185
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	418,952
100,000	Verizon Owner Trust, Series 2018-A, Class C, 3.55%, 4/20/23	100,135
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	278,373

Total Asset Backed Securities		14,271,365
(Cost $14,261,947)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 6.85%
U.S. Treasury Notes — 6.85%
$3,500,000	0.38%, 10/31/23	$3,480,039

Total U.S. Treasury Obligations		3,480,039
(Cost $3,479,898)
Collateralized Mortgage Obligations — 2.32%
275,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.51%, 10/15/38(a),(b)	273,802
399,483	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 0.95%, 11/25/41(a),(b)	399,359
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(c)	507,761

Total Collateralized Mortgage Obligations		1,180,922
(Cost $1,184,916)
U.S. Government Agency Backed Mortgages — 0.02%
Fannie Mae — 0.01%
2,378	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.05%, 10/25/31(a)	2,438
1,774	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.85%, 11/25/39(a)	1,804
		4,242
Freddie Mac — 0.01%
1,745	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.11%, 3/15/32(a)	1,794
1,929	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.11%, 3/15/32(a)	1,978
3,006	Series 2627, Class MW, 5.00%, 6/15/23	3,074
646	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.61%, 11/15/40(a)	649
		7,495

Total U.S. Government Agency Backed Mortgages		11,737
(Cost $11,476)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 2.45%
1,245,001	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$1,245,001

Total Investment Company		1,245,001
(Cost $1,245,001)

Total Investments		$50,371,832
(Cost $50,345,546) — 99.13%
Other assets in excess of liabilities — 0.87%		443,105
NET ASSETS — 100.00%		$50,814,937

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Affiliated investment.
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	23	March 2022	$(2,875)	USD	$5,017,953	Barclays Capital Group
Total			$(2,875)

Abbreviations used are defined below:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar